Document And Entity Information	Nov. 18, 2025
Document Information [Line Items]
Entity, Registrant Name	ULTRALIFE CORPORATION
Document, Type	8-K
Document, Period End Date	Nov. 18, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-20852
Entity, Tax Identification Number	16-1387013
Entity, Address, Address Line One	2000 Technology Parkway
Entity, Address, City or Town	Newark
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	14513
City Area Code	315
Local Phone Number	332-7100
Title of 12(b) Security	Common Stock, $0.10 par value per share
Trading Symbol	ULBI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000875657